Interest-bearing loans and borrowings - Undrawn borrowing facilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Undrawn credit line facilities	$ 607.4	$ 355.8